CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities:
Net loss	$ (82,889,335)	$ (28,427,244)	$ (6,755,603)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Change in fair value of warrants	(205,785)	(531,099)	(6,856,682)
Share based compensation expenses	872,000	2,418,688	0
Depreciation of property and equipment	4,574,640	3,760,619	5,883,313
Amortization of land use rights	50,450	48,406	67,131
Gain on disposals of property, plant and equipment	0	(417,277)	(90,700)
Gain on disposals of a subsidiary	0	0	(435,488)
Deferred income taxes	0	0	(26,518)
Allowance for doubtful accounts	77,703,779	23,950,416	7,509,470
Allowance for Obsolescence stock	105,002	1,211,966	423,588
Impairment losses recognized on plant and equipment	0	0	2,599,980
Changes in assets and liabilities, net of effects of acquisitions and disposals:
Trade and other receivables	(7,193,135)	8,355,425	(7,101,570)
Inventories	244,362	(743,189)	2,671,325
Trade and other payables	8,169,616	(7,612,138)	(20,539,601)
Advances from customers	(4,609,894)	(1,671,028)	4,169,072
Income tax payables	0	0	(675,952)
Net cash (used in) provided by operating activities	(3,178,300)	343,545	(19,158,235)
Cash flows from investing activities:
Acquisitions of - Land use rights	0	0	0
Acquisitions of - Property, plant and equipment and construction in progress	(1,373,636)	(893,646)	(929,108)
Proceeds on the disposals of property and equipment	252,330	932,572	(1,516,850)
Proceeds on the disposal of land use rights	0	0	1,535,243
Net cash provided by (used in) investing activities	(1,121,306)	38,926	(910,715)
Cash flows from financing activities:
Cash received from share issuance	1,176,307	0	0
Proceeds from bank borrowings and other loans	28,256,564	0	115,610,739
Repayment of bank borrowings and other loans	(28,959,788)	(462,567)	(121,283,331)
Change in restricted cash	13,836	74,072	24,351,052
Net cash provided by (used in) financing activities	486,919	(388,495)	18,678,460
Effect of exchange rate changes on cash	4,787,111	(12,841)	1,236,027
Increase (decrease) in cash and cash equivalents	974,424	(18,865)	(154,463)
Cash and cash equivalents at beginning of year	44,284	63,149	217,612
Cash and cash equivalents at end of year	1,018,708	44,284	63,149
Supplemental disclosures of cash flow information:
Interest paid	1,388,094	3,254,991	3,710,945
Tax paid	0	0	1,207,434
Major non-cash transactions:
Issuance shares for professional service	872,000	2,418,688	0
Warrant exercise	$ 0	$ 0	$ 90